Stockholders Equity (Details) - $ / shares		1 Months Ended
	Feb. 06, 2018	Feb. 16, 2018	Feb. 15, 2018	Jul. 27, 2017	Jul. 20, 2017
Stockholders Equity Details Abstract
Weighted-average volatility	157.00%	158.00%	153.00%	263.00%	263.00%
Expected dividends	0.00%	0.00%	0.00%	0.00%	0.00%
Expected term (in years)	1 year	1 year	1 year	10 years	10 years
Weighted-average risk-free interest rate	2.00%	2.00%	1.99%	1.16%	1.17%
Weighted-average fair value of warrants granted	$ 0.15	$ 0.17	$ 0.14	$ 0.27	$ 0.20